INCOME TAXES (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred	[1]				$ 4	$ (1)
Total state income taxes	[1]	$ 1	$ 1	$ 1	$ 2	$ 2
Portland Natural Gas Transmission System
INCOME TAXES
Effective income tax rate (as a percent)		3.80%	3.80%	3.80%	3.80%	3.80%
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current		$ 1	$ 8	$ 1	$ (2)	$ 3
Deferred			(7)		4	(1)
Total state income taxes		$ 1	$ 1	$ 1	$ 2	$ 2

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).